MDP Low Volatility Fund
Schedule of Investments
April 30, 2024 - (Unaudited)
EXCHANGE-TRADED FUNDS — 89.53% Shares Fair Value
SPDR® S&P 500® ETF Trust
(a)(b)
1,775 $ 891,014
Total Exchange-Traded Funds (Cost $732,119) 891,014
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
PUT OPTIONS PURCHASED — 2.13%
SPDR S&P 500 ETF Trust
(c)
16 $ 803,168 $ 507.00 July 2024 $ 21,200
Total Options Purchased (Cost
$18,656) 21,200
MONEY MARKET FUNDS - 0.83% Shares
Federated Hermes Government Obligations Fund - Institutional
Class, 5.18%
(d)
8,219 $ 8,219
Total Money Market Funds (Cost $8,219) 8,219
Total Investments — 92.59% (Cost $760,033) 921,472
Other Assets in Excess of Liabilities — 7.41% 73,757
NET ASSETS — 100.00% $ 995,229
(a) All or a portion of the security is held as collateral for written options. As of April 30, 2024, the fair value of collateral held is $510,199.
(b) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of April 30, 2024, the percentage of net assets invested in SPDR® S&P 500® ETF was 89.53% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(c) Non-income producing security.
(d) Rate disclosed is the seven day effective yield as of April 30, 2024.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

MDP Low Volatility Fund
Schedule of Open Written Options Contracts
April 30, 2024 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN CALL OPTIONS — (0.27)%
SPDR S&P 500 ETF
(a)
(16) $ (803,168) $ 530.00 June 2024 $ (2,720)
WRITTEN PUT OPTIONS — (0.58)%
SPDR S&P 500 ETF Trust
(a)
(16) (803,168) 480.00 June 2024 (5,752)
Total Written Options (Premiums Received $8,339) $ (8,472)
(a) Non-income producing security.